Group Companies - Subsidiary Undertakings Not Included in the Consolidation (Detail)	12 Months Ended
	Dec. 31, 2017 € / shares	Dec. 31, 2017 £ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 HKD / shares	Dec. 31, 2017 ₨ / shares	Dec. 31, 2017 JMD / shares	Dec. 31, 2017 ₩ / shares	Dec. 31, 2017 MAD / shares	Dec. 31, 2017 BRL / shares	Dec. 31, 2017 GHS / shares	Dec. 31, 2017 KES / shares	Dec. 31, 2017 ₪ / shares	Dec. 31, 2017 HTG / shares	Dec. 31, 2016 € / shares	Dec. 31, 2016 £ / shares	Dec. 31, 2015 € / shares	Dec. 31, 2015 £ / shares
Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Nominal Value | € / shares	€ 0.16													€ 0.16		€ 0.16
Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Nominal Value		£ 0.0311													£ 0.0311		£ 0.0311
Ordinary Shares [member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Nominal Value | € / shares	€ 0.16													€ 0.16
Ordinary Shares [member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Nominal Value		0.031													£ 0.031
Brazil [Member] | Quota Shares [Member] | UBI 3 Participacoes Ltda [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	UBI 3 Participacoes Ltda
% holding as between NV/PLC	64.55%
Nominal Value | BRL / shares									BRL 1.00
Registered address	Pouso Alegre, Minas Gerais, Brazil Av, Prefeito Olavo Gomes, 3701, Suite Repensar, Jardim Mariosa, 37550000
Brazil [Member] | Quota Shares [Member] | UBI 3 Participacoes Ltda [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	UBI 3 Participacoes Ltda
% holding as between NV/PLC	35.45%
Nominal Value | BRL / shares									BRL 1.00
Registered address	Pouso Alegre, Minas Gerais, Brazil Av, Prefeito Olavo Gomes, 3701, Suite Repensar, Jardim Mariosa, 37550000
China [Member] | Common Shares [Member] | Shanghai Carver Korea Limited [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Name of Undertaking	Shanghai CarverKorea Limited
% holding as between NV/PLC	0.00%
Nominal Value | $ / shares			$ 1.00
Registered address	Room 01, 24/F, Office Building, No. 93 Middle Huaihai Road, Shanghai
China [Member] | Common Shares [Member] | Shanghai Carver Korea Limited [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Name of Undertaking	Shanghai CarverKorea Limited
% holding as between NV/PLC	100.00%
Nominal Value | $ / shares			1.00
Registered address	Room 01, 24/F, Office Building, No. 93 Middle Huaihai Road, Shanghai
Ecuador [Member] | Ordinary Shares [member] | Visanuasa S.A. [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Ecuador
Name of Undertaking	Visanuasa S.A.
% holding as between NV/PLC	100.00%
Nominal Value | $ / shares			1.00
Registered address	Km 25 Vía a Daule, Guayaquil
Ecuador [Member] | Ordinary Shares [member] | Visanuasa S.A. [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Ecuador
Name of Undertaking	Visanuasa S.A.
% holding as between NV/PLC	0.00%
Nominal Value | $ / shares			1.00
Registered address	Km 25 Vía a Daule, Guayaquil
England and Wales [Member] | Ordinary Shares [member] | Unilever Ventures General Partner Limited [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Ventures General Partner Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.000
Registered address	5th Floor, 6 St Andrew Street, London, EC4A 3AE
England and Wales [Member] | Ordinary Shares [member] | Unilever Ventures General Partner Limited [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Ventures General Partner Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.000
Registered address	5th Floor, 6 St Andrew Street, London, EC4A 3AE
England and Wales [Member] | Ordinary Shares [member] | Dollar Shave Club Limited [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Dollar Shave Club Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.00
Registered address	100 Victoria Embankment, Blackfriars, London, EC4Y 0DY
England and Wales [Member] | Ordinary Shares [member] | Dollar Shave Club Limited [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Dollar Shave Club Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.00
Registered address	100 Victoria Embankment, Blackfriars, London, EC4Y 0DY
England and Wales [Member] | Ordinary Shares [member] | Brooke Bond Foods Limited (In Liquidation) [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Brooke Bond Foods Limited (In Liquidation)
% holding as between NV/PLC	0.00%
Nominal Value		1.00
Registered address	1 More London Place, London, SE1 2AF
England and Wales [Member] | Ordinary Shares [member] | Brooke Bond Foods Limited (In Liquidation) [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Brooke Bond Foods Limited (In Liquidation)
% holding as between NV/PLC	100.00%
Nominal Value		1.00
Registered address	1 More London Place, London, SE1 2AF
England and Wales [Member] | Ordinary Shares [member] | Unidis Twenty Six Limited (In Liquidation) [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unidis Twenty Six Limited (In Liquidation)
% holding as between NV/PLC	0.00%
Nominal Value		1.00
Registered address	1 More London Place, London, SE1 2AF
England and Wales [Member] | Ordinary Shares [member] | Unidis Twenty Six Limited (In Liquidation) [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unidis Twenty Six Limited (In Liquidation)
% holding as between NV/PLC	100.00%
Nominal Value		1.00
Registered address	1 More London Place, London, SE1 2AF
England and Wales [Member] | A Ordinary Shares [Member] | Big Sync Music Limited [Member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	67.39%
England and Wales [Member] | A Ordinary Shares [Member] | Big Sync Music Limited [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Big Sync Music Limited
% holding as between NV/PLC	67.39%
Nominal Value		0.001
Registered address	5th Floor, 6 St Andrew Street, London, EC4A 3AE
England and Wales [Member] | A Ordinary Shares [Member] | Big Sync Music Limited [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Big Sync Music Limited
% holding as between NV/PLC	0.00%
Nominal Value		0.001
Registered address	5th Floor, 6 St Andrew Street, London, EC4A 3AE
England and Wales [Member] | Preferred Ordinary Shares [Member] | Big Sync Music Limited [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Big Sync Music Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.000
Registered address	5th Floor, 6 St Andrew Street, London, EC4A 3AE
England and Wales [Member] | Preferred Ordinary Shares [Member] | Big Sync Music Limited [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Big Sync Music Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.000
Registered address	5th Floor, 6 St Andrew Street, London, EC4A 3AE
England and Wales [Member] | Preferred Ordinary Shares [Member] | Catexel Limited [Member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	45.25%
England and Wales [Member] | Preferred Ordinary Shares [Member] | Catexel Limited [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Catexel Limited
% holding as between NV/PLC	0.00%
Nominal Value		0.010
Registered address	5th Floor, 6 St Andrew Street, London, EC4A 3AE
England and Wales [Member] | Preferred Ordinary Shares [Member] | Catexel Limited [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Catexel Limited
% holding as between NV/PLC	45.25%
Nominal Value		0.010
Registered address	5th Floor, 6 St Andrew Street, London, EC4A 3AE
England and Wales [Member] | Ordinary A Shares [Member] | Catexel Limited [Member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	97.67%
England and Wales [Member] | Ordinary A Shares [Member] | Catexel Limited [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Catexel Limited
% holding as between NV/PLC	0.00%
Nominal Value		0.010
Registered address	5th Floor, 6 St Andrew Street, London, EC4A 3AE
England and Wales [Member] | Ordinary A Shares [Member] | Catexel Limited [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Catexel Limited
% holding as between NV/PLC	97.67%
Nominal Value		0.010
Registered address	5th Floor, 6 St Andrew Street, London, EC4A 3AE
England and Wales [Member] | Ordinary A Shares [Member] | Catexel Technologies Limited [Member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	79.52%
England and Wales [Member] | Ordinary A Shares [Member] | Catexel Technologies Limited [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Catexel Technologies Limited
% holding as between NV/PLC	0.00%
Nominal Value		0.001
Registered address	5th Floor, 6 St Andrew Street, London, EC4A 3AE
England and Wales [Member] | Ordinary A Shares [Member] | Catexel Technologies Limited [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Catexel Technologies Limited
% holding as between NV/PLC	79.52%
Nominal Value		0.001
Registered address	5th Floor, 6 St Andrew Street, London, EC4A 3AE
England and Wales [Member] | Ordinary A Shares [Member] | Catexel Cellulosics Limited [Member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	80.27%
England and Wales [Member] | Ordinary A Shares [Member] | Catexel Cellulosics Limited [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Catexel Cellulosics Limited
% holding as between NV/PLC	0.00%
Nominal Value		0.001
Registered address	5th Floor, 6 St Andrew Street, London, EC4A 3AE
England and Wales [Member] | Ordinary A Shares [Member] | Catexel Cellulosics Limited [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Catexel Cellulosics Limited
% holding as between NV/PLC	80.27%
Nominal Value		0.001
Registered address	5th Floor, 6 St Andrew Street, London, EC4A 3AE
England and Wales [Member] | Preference Shares [Member] | Catexel Limited [Member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	96.67%
England and Wales [Member] | Preference Shares [Member] | Catexel Limited [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Catexel Limited
% holding as between NV/PLC	0.00%
Nominal Value		0.010
Registered address	5th Floor, 6 St Andrew Street, London, EC4A 3AE
England and Wales [Member] | Preference Shares [Member] | Catexel Limited [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Catexel Limited
% holding as between NV/PLC	96.67%
Nominal Value		0.010
Registered address	5th Floor, 6 St Andrew Street, London, EC4A 3AE
Ghana [Member] | Ordinary Shares [member] | United Africa Trust Limited [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Ghana
Name of Undertaking	United Africa Trust Limited
% holding as between NV/PLC	0.00%
Nominal Value | GHS / shares										GHS 10.00
Registered address	Plot No. Ind/A/3A-4, Heavy Industrial Area, Tema
Ghana [Member] | Ordinary Shares [member] | United Africa Trust Limited [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Ghana
Name of Undertaking	United Africa Trust Limited
% holding as between NV/PLC	100.00%
Nominal Value | GHS / shares										GHS 10.00
Registered address	Plot No. Ind/A/3A–4, Heavy Industrial Area, Tema
Greece [Member] | Ordinary Shares [member] | Lipoma Management Consulting SA [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Greece
Name of Undertaking	Lipoma Management Consulting SA
% holding as between NV/PLC	100.00%
Nominal Value | € / shares	€ 10.00
Registered address	Kymis ave & 10, Seneka str. GR145 64 Kifissia
Greece [Member] | Ordinary Shares [member] | Lipoma Management Consulting SA [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Greece
Name of Undertaking	Lipoma Management Consulting SA
% holding as between NV/PLC	0.00%
Nominal Value | € / shares	€ 10.00
Registered address	Kymis ave & 10, Seneka str. GR145 64 Kifissia
HAITI | Nominal [Member] | Unilever Haiti S.A [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Haiti
Name of Undertaking	Unilever Haiti S.A .
% holding as between NV/PLC	100.00%
Nominal Value | HTG / shares													HTG 500,000.00
Registered address	Port-au-Prince
HAITI | Nominal [Member] | Unilever Haiti S.A [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Haiti
Name of Undertaking	Unilever Haiti S.A .
% holding as between NV/PLC	0.00%
Nominal Value | HTG / shares													HTG 500,000.00
Registered address	Port-au-Prince
Hong Kong [Member] | Common Shares [Member] | Hong Kong Carver Korea Limited [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Hong Kong
Name of Undertaking	Hong Kong CarverKorea Limited
% holding as between NV/PLC	0.00%
Nominal Value | HKD / shares				HKD 1.00
Registered address	Room 1808, 18/F, Tower II Admiralty Centre, 18 Harcourt Road, Admiralty
Hong Kong [Member] | Common Shares [Member] | Hong Kong Carver Korea Limited [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Hong Kong
Name of Undertaking	Hong Kong CarverKorea Limited
% holding as between NV/PLC	100.00%
Nominal Value | HKD / shares				1.00
Registered address	Room 1808, 18/F, Tower II Admiralty Centre, 18 Harcourt Road, Admiralty
Hong Kong [Member] | Ordinary Shares [member] | T2 Hong Kong Limited [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Hong Kong
Name of Undertaking	T2 Hong Kong Limited
% holding as between NV/PLC	100.00%
Nominal Value | HKD / shares				1.00
Registered address	6th Floor, Alexandra House, 18 Chater Road, Central
Hong Kong [Member] | Ordinary Shares [member] | T2 Hong Kong Limited [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Hong Kong
Name of Undertaking	T2 Hong Kong Limited
% holding as between NV/PLC	0.00%
Nominal Value | HKD / shares				HKD 1.00
Registered address	6th Floor, Alexandra House, 18 Chater Road, Central
India [Member] | Ordinary Shares [member] | Hindustan Unilever Foundation [Member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	67.21%
India [Member] | Ordinary Shares [member] | Hindustan Unilever Foundation [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	India
Name of Undertaking	Hindustan Unilever Foundation
% holding as between NV/PLC	0.00%
Nominal Value | ₨ / shares					₨ 10.00
Registered address	Unilever House, B. D. Sawant Marg, Chakala, Andheri (E), Mumbai 400 099
India [Member] | Ordinary Shares [member] | Hindustan Unilever Foundation [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	India
Name of Undertaking	Hindustan Unilever Foundation
% holding as between NV/PLC	67.21%
Nominal Value | ₨ / shares					10.00
Registered address	Unilever House, B. D. Sawant Marg, Chakala, Andheri (E), Mumbai 400 099
India [Member] | Ordinary Shares [member] | Bhavishya Alliance Child Nutrition Initiatives [Member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	67.20%
India [Member] | Ordinary Shares [member] | Bhavishya Alliance Child Nutrition Initiatives [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	India
Name of Undertaking	Bhavishya Alliance Child Nutrition Initiatives
% holding as between NV/PLC	0.00%
Nominal Value | ₨ / shares					10.00
Registered address	Unilever House, B. D. Sawant Marg, Chakala, Andheri (E), Mumbai 400 099
India [Member] | Ordinary Shares [member] | Bhavishya Alliance Child Nutrition Initiatives [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	India
Name of Undertaking	Bhavishya Alliance Child Nutrition Initiatives
% holding as between NV/PLC	67.20%
Nominal Value | ₨ / shares					₨ 10.00
Registered address	Unilever House, B. D. Sawant Marg, Chakala, Andheri (E), Mumbai 400 099
Israel [Member] | Ordinary Shares [member] | PCMR International Limited [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Israel
Name of Undertaking	PCMR International Limited
% holding as between NV/PLC	55.40%
Nominal Value | ₪ / shares												₪ 0.10
Registered address	3 Daniel Fisch St., Tel Aviv, 6473104
Israel [Member] | Ordinary Shares [member] | PCMR International Limited [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Israel
Name of Undertaking	PCMR International Limited
% holding as between NV/PLC	44.60%
Nominal Value | ₪ / shares												₪ 0.10
Registered address	3 Daniel Fisch St., Tel Aviv, 6473104
Iran [Member] | Ordinary Shares [member] | Golestan Co. [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Iran
Name of Undertaking	Golestan Co.
% holding as between NV/PLC	50.66%
Registered address	No.32, Mokhberb Blvd, Ashrafi Esfashani Exo,.Tehran, Iran Postal Code: 1476785475
Iran [Member] | Ordinary Shares [member] | Golestan Co. [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Iran
Name of Undertaking	Golestan Co.
% holding as between NV/PLC	0.00%
Registered address	No.32, Mokhberb Blvd, Ashrafi Esfashani Exo,.Tehran, Iran Postal Code: 1476785475
Jamaica [Member] | Ordinary Shares [member] | Unilever Jamaica Limited [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Jamaica
Name of Undertaking	Unilever Jamaica Limited
% holding as between NV/PLC	0.00%
Nominal Value | JMD / shares						JMD 1.00
Registered address	White Marl Street, Spanish Town, PO Box 809, Parish Saint Catherine
Jamaica [Member] | Ordinary Shares [member] | Unilever Jamaica Limited [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Jamaica
Name of Undertaking	Unilever Jamaica Limited
% holding as between NV/PLC	100.00%
Nominal Value | JMD / shares						JMD 1.00
Registered address	White Marl Street, Spanish Town, PO Box 809, Parish Saint Catherine
Kenya [Member] | Ordinary Shares [member] | Union East African Trust Limited [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Kenya
Name of Undertaking	Union East African Trust Limited
% holding as between NV/PLC	0.00%
Nominal Value | KES / shares											KES 20.00
Registered address	Commercial Street, P.O. BOX 40592-00100, Nairobi
Kenya [Member] | Ordinary Shares [member] | Union East African Trust Limited [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Kenya
Name of Undertaking	Union East African Trust Limited
% holding as between NV/PLC	100.00%
Nominal Value | KES / shares											KES 20.00
Registered address	Commercial Street, P.O. BOX 40592-00100, Nairobi
Korea [Member] | Common Shares [Member] | Carver korea co ltd [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Korea
Name of Undertaking	Carver Korea Co., Ltd
% holding as between NV/PLC	0.00%
Nominal Value | ₩ / shares							₩ 500.00
Registered address	81, Tojeong 31-gil, Mapo-gu, Seoul
Korea [Member] | Common Shares [Member] | Carver korea co ltd [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Korea
Name of Undertaking	Carver Korea Co., Ltd
% holding as between NV/PLC	100.00%
Nominal Value | ₩ / shares							₩ 500.00
Registered address	81, Tojeong 31-gil, Mapo-gu, Seoul
Morocco [Member] | Ordinary Shares [member] | Societe Commerciale du Rif [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Morocco
Name of Undertaking	Societe Commerciale du Rif
% holding as between NV/PLC	0.00%
Nominal Value | MAD / shares								MAD 50.00
Registered address	Km 10, Route Cotiere, Ain Sebaa, Casablanca
Morocco [Member] | Ordinary Shares [member] | Societe Commerciale du Rif [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Morocco
Name of Undertaking	Societe Commerciale du Rif
% holding as between NV/PLC	100.00%
Nominal Value | MAD / shares								50.00
Registered address	Km 10, Route Cotiere, Ain Sebaa, Casablanca
Morocco [Member] | Ordinary Shares [member] | Societe Tangeroise de Parfumerie et d'Hygiene S.A.R.L. [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Morocco
Name of Undertaking	Societe Tangeroise de Parfumerie et d’Hygiene S.A.R.L.
% holding as between NV/PLC	0.00%
Nominal Value | MAD / shares								50.00
Registered address	Km 10, Route Cotiere, Ain Sebaa, Casablanca
Morocco [Member] | Ordinary Shares [member] | Societe Tangeroise de Parfumerie et d'Hygiene S.A.R.L. [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Morocco
Name of Undertaking	Societe Tangeroise de Parfumerie et d’Hygiene S.A.R.L.
% holding as between NV/PLC	100.00%
Nominal Value | MAD / shares								MAD 50.00
Registered address	Km 10, Route Cotiere, Ain Sebaa, Casablanca
Netherlands [member] | Ordinary Shares [member] | Chemsenti B.V. [Member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	79.52%
Netherlands [member] | Ordinary Shares [member] | Chemsenti B.V. [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Chemsenti B.V.
% holding as between NV/PLC	0.00%
Nominal Value | € / shares	€ 1.00
Registered address	Wassenaarseweg 72, 2333 AL Leiden
Netherlands [member] | Ordinary Shares [member] | Chemsenti B.V. [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Chemsenti B.V.
% holding as between NV/PLC	79.52%
Nominal Value | € / shares	€ 1.00
Registered address	Wassenaarseweg 72, 2333 AL Leiden
Netherlands [member] | Ordinary Shares [member] | Unilever UK Holdings B.V. [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever UK Holdings B.V.
% holding as between NV/PLC	100.00%
Nominal Value | € / shares	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Ordinary Shares [member] | Unilever UK Holdings B.V. [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever UK Holdings B.V.
% holding as between NV/PLC	0.00%
Nominal Value | € / shares	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Ordinary Shares [member] | Unilever International Holdings B.V. [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever International Holdings B.V.
% holding as between NV/PLC	100.00%
Nominal Value | € / shares	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Ordinary Shares [member] | Unilever International Holdings B.V. [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever International Holdings B.V.
% holding as between NV/PLC	0.00%
Nominal Value | € / shares	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Ordinary Shares [member] | Unilever UK Holdings N.V. [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever UK Holdings N.V.
% holding as between NV/PLC	100.00%
Nominal Value | € / shares	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Ordinary Shares [member] | Unilever UK Holdings N.V. [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever UK Holdings N.V.
% holding as between NV/PLC	0.00%
Nominal Value | € / shares	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Ordinary Shares [member] | Unilever International Holdings N.V. [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever International Holdings N.V.
% holding as between NV/PLC	100.00%
Nominal Value | € / shares	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Netherlands [member] | Ordinary Shares [member] | Unilever International Holdings N.V. [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Netherlands
Name of Undertaking	Unilever International Holdings N.V.
% holding as between NV/PLC	0.00%
Nominal Value | € / shares	€ 1.00
Registered address	Weena 455, 3013 AL Rotterdam
Scotland [Member] | Ordinary Shares [member] | Unilever Ventures (SLP) General Partner Limited [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Scotland
Name of Undertaking	Unilever Ventures (SLP) General Partner Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.00
Registered address	15 Atholl Crescent, Edinburgh, EH3 8HA
Scotland [Member] | Ordinary Shares [member] | Unilever Ventures (SLP) General Partner Limited [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Scotland
Name of Undertaking	Unilever Ventures (SLP) General Partner Limited
% holding as between NV/PLC	100.00%
Nominal Value		£ 1.00
Registered address	15 Atholl Crescent, Edinburgh, EH3 8HA
United States [member] | Common Shares [Member] | BC Cadence Holdings, Inc [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	BC Cadence Holdings, Inc
% holding as between NV/PLC	55.40%
Nominal Value | $ / shares			0.01
Registered address	200 Clarendon Street, Boston, MA 02116
United States [member] | Common Shares [Member] | BC Cadence Holdings, Inc [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	BC Cadence Holdings, Inc
% holding as between NV/PLC	44.60%
Nominal Value | $ / shares			$ 0.01
Registered address	200 Clarendon Street, Boston, MA 02116
United States [member] | Membership Interest [Member] | DSC Distribution, Inc. [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	DSC Distribution, Inc.
% holding as between NV/PLC	55.40%
Registered address	13335 Maxella Ave. Marina del Rey, CA 90292
United States [member] | Membership Interest [Member] | DSC Distribution, Inc. [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	DSC Distribution, Inc.
% holding as between NV/PLC	44.60%
Registered address	13335 Maxella Ave. Marina del Rey, CA 90292
United States [member] | Membership Interest [Member] | Grom WTC LLC [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Grom WTC LLC
% holding as between NV/PLC	100.00%
Registered address	233 Bleecker Street, New York, 10014
United States [member] | Membership Interest [Member] | Grom WTC LLC [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Grom WTC LLC
% holding as between NV/PLC	0.00%
Registered address	233 Bleecker Street, New York, 10014
United States [member] | Membership Interest [Member] | Grom Century City LLC [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Grom Century City LLC
% holding as between NV/PLC	100.00%
Registered address	233 Bleecker Street, New York, 10014
United States [member] | Membership Interest [Member] | Grom Century City LLC [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Grom Century City LLC
% holding as between NV/PLC	0.00%
Registered address	233 Bleecker Street, New York, 10014
United States [member] | Membership Interest [Member] | Sundial Group Holdings LLC [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Sundial Group Holdings LLC
% holding as between NV/PLC	55.40%
Registered address	11 Ranick Drive South, Amityville, NY 11701
United States [member] | Membership Interest [Member] | Sundial Group Holdings LLC [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Sundial Group Holdings LLC
% holding as between NV/PLC	44.60%
Registered address	11 Ranick Drive South, Amityville, NY 11701
United States [member] | Membership Interest [Member] | BTWalls LLC [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	BTWalls LLC
% holding as between NV/PLC	55.40%
Registered address	11 Ranick Drive South, Amityville, NY 11701
United States [member] | Membership Interest [Member] | BTWalls LLC [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	BTWalls LLC
% holding as between NV/PLC	44.60%
Registered address	11 Ranick Drive South, Amityville, NY 11701
United States [member] | Membership Interest [Member] | Sundial Creations LLC [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Sundial Creations LLC
% holding as between NV/PLC	55.40%
Registered address	11 Ranick Drive South, Amityville, NY 11701
United States [member] | Membership Interest [Member] | Sundial Creations LLC [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Sundial Creations LLC
% holding as between NV/PLC	44.60%
Registered address	11 Ranick Drive South, Amityville, NY 11701
United States [member] | Membership Interest [Member] | Madam C.J. Walker Enterprises, LLC [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Madam C.J. Walker Enterprises, LLC
% holding as between NV/PLC	55.40%
Registered address	11 Ranick Drive South, Amityville, NY 11701
United States [member] | Membership Interest [Member] | Madam C.J. Walker Enterprises, LLC [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Madam C.J. Walker Enterprises, LLC
% holding as between NV/PLC	44.60%
Registered address	11 Ranick Drive South, Amityville, NY 11701
United States [member] | Membership Interest [Member] | Nyakio LLC [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Nyakio LLC
% holding as between NV/PLC	55.40%
Registered address	11 Ranick Drive South, Amityville, NY 11701
United States [member] | Membership Interest [Member] | Nyakio LLC [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Nyakio LLC
% holding as between NV/PLC	44.60%
Registered address	11 Ranick Drive South, Amityville, NY 11701
United States [member] | Membership Interest [Member] | Sundial Digital LLC [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Sundial Digital LLC
% holding as between NV/PLC	55.40%
Registered address	11 Ranick Drive South, Amityville, NY 11701
United States [member] | Membership Interest [Member] | Sundial Digital LLC [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Sundial Digital LLC
% holding as between NV/PLC	44.60%
Registered address	11 Ranick Drive South, Amityville, NY 11701
United States [member] | Preferred Shares [Member] | Sundial Group LLC [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Sundial Group LLC
% holding as between NV/PLC	55.40%
Registered address	11 Ranick Drive South, Amityville, NY 11701
United States [member] | Preferred Shares [Member] | Sundial Group LLC [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Sundial Group LLC
% holding as between NV/PLC	44.60%
Registered address	11 Ranick Drive South, Amityville, NY 11701
United States [member] | Class A Interests [Member] | Sundial Group LLC [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Sundial Group LLC
% holding as between NV/PLC	55.40%
Registered address	11 Ranick Drive South, Amityville, NY 11701
United States [member] | Class A Interests [Member] | Sundial Group LLC [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Sundial Group LLC
% holding as between NV/PLC	44.60%
Registered address	11 Ranick Drive South, Amityville, NY 11701
United States [member] | Class B Interests [Member] | Sundial Group LLC [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Sundial Group LLC
% holding as between NV/PLC	55.40%
Registered address	11 Ranick Drive South, Amityville, NY 11701
United States [member] | Class B Interests [Member] | Sundial Group LLC [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Sundial Group LLC
% holding as between NV/PLC	44.60%
Registered address	11 Ranick Drive South, Amityville, NY 11701
United States [member] | Ownership Units [Member] | Sundial Brands LLC [Member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Sundial Brands LLC
% holding as between NV/PLC	55.40%
Registered address	11 Ranick Drive South, Amityville, NY 11701
United States [member] | Ownership Units [Member] | Sundial Brands LLC [Member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	United States
Name of Undertaking	Sundial Brands LLC
% holding as between NV/PLC	44.60%
Registered address	11 Ranick Drive South, Amityville, NY 11701